Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

Net deferred tax items consist of the following components as of December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryover	$17,736	$15,976
Net operating loss carryover - States	4,471	4,283
R&D credit carryforward	325	325
Stock-based compensation	390	200
R&D capitalization	2,210	1,790
Other	6	—
Deferred tax liabilities
Depreciation	(48)	(36)
Other	—	(13)
Valuation allowance	(25,090)	(22,525)
Net deferred tax asset	$—	$—

Schedule of Reconciliation of Statutory Federal Income Tax Rate

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income for the year ended December 31, 2024 due to the following (in thousands):

	December 31,
	2024	2023
Book income (loss)	$(2,320)	$(2,575)
Non deductible other expenses (M&E 50% and penalties)	1	1
State income taxes, net of federal tax benefit	(246)	—
Valuation allowance	2,565	2,574
	$—	$—